Average Annual Total Returns - First Trust Large Cap Growth AlphaDEX Fund	First Trust Large Cap Growth AlphaDEX Fund 1 Year	First Trust Large Cap Growth AlphaDEX Fund 5 Years	First Trust Large Cap Growth AlphaDEX Fund 10 Years	First Trust Large Cap Growth AlphaDEX Fund Since Inception	First Trust Large Cap Growth AlphaDEX Fund Inception Date	First Trust Large Cap Growth AlphaDEX Fund After tax on distributions 1 Year	First Trust Large Cap Growth AlphaDEX Fund After tax on distributions 5 Years	First Trust Large Cap Growth AlphaDEX Fund After tax on distributions 10 Years	First Trust Large Cap Growth AlphaDEX Fund After tax on distributions Since Inception	First Trust Large Cap Growth AlphaDEX Fund After tax on distributions and sale of fund shares 1 Year	First Trust Large Cap Growth AlphaDEX Fund After tax on distributions and sale of fund shares 5 Years	First Trust Large Cap Growth AlphaDEX Fund After tax on distributions and sale of fund shares 10 Years	First Trust Large Cap Growth AlphaDEX Fund After tax on distributions and sale of fund shares Since Inception	Nasdaq AlphaDEX® Large Cap Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year		Nasdaq AlphaDEX® Large Cap Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Nasdaq AlphaDEX® Large Cap Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years	Nasdaq AlphaDEX® Large Cap Growth Index (reflects no deduction for fees, expenses or taxes) Since Inception	Nasdaq US 500 Large Cap Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year		Nasdaq US 500 Large Cap Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Nasdaq US 500 Large Cap Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years	Nasdaq US 500 Large Cap Growth Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Growth Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	33.11%	15.57%	13.75%	9.62%	May 08, 2007	32.79%	15.29%	13.45%	9.36%	19.54%	12.41%	11.40%	7.94%	33.99%	[1]	[1]	[1]	[1]	34.80%	[1]	[1]	[1]	[1]	18.40%	15.22%	13.88%	9.19%	33.47%	18.98%	16.49%	11.93%

[1]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.